Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 74,173
Due from one year to five years	332,491
Due from five years to ten years	1,405,140
Due after ten years	2,630,097
Held-to-maturity debt securities, Amortized cost	4,441,901	¥ 3,582,941
Held-to-maturity debt securities, Fair value:
Due in one year or less	74,059
Due from one year to five years	341,814
Due from five years to ten years	1,434,699
Due after ten years	2,602,375
Held-to-maturity debt securities, Fair value	4,452,947	3,620,672
Available-for-sale debt securities, Fair value:
Due in one year or less	12,539,746
Due from one year to five years	10,847,990
Due from five years to ten years	5,316,284
Due after ten years	4,814,483
Available-for-sale debt securities, Fair value	¥ 33,518,503	¥ 32,833,114